Calvert
Responsible Municipal Income Fund
March 31, 2023
Schedule of Investments (Unaudited)

Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.6%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	$3,493	$ 3,010,904
		$ 3,010,904
Other Revenue — 1.5%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,184,510
Nature Conservancy (The):
Series A, 0.794%, 7/1/25	1,450	1,336,716
Series A, 0.944%, 7/1/26	1,285	1,158,659
		$ 6,679,885
Total Corporate Bonds (identified cost $11,160,698)		$9,690,789

Tax-Exempt Mortgage-Backed Securities — 2.1%

Security	Principal Amount (000's omitted)	Value
Housing — 2.1%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$4,091	$ 3,898,613
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	2,972	2,945,084
Series 2022-2, Class A, 4.00%, 10/20/36	2,982	2,855,666
Total Tax-Exempt Mortgage-Backed Securities (identified cost $9,814,372)		$ 9,699,363

Tax-Exempt Municipal Obligations — 89.9%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.8%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	$1,000	$ 1,133,380
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140	1,250,466
Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500	1,633,845
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000	2,161,100
Iowa Finance Authority, (State Revolving Fund), Green Bonds, 5.00%, 8/1/35	1,500	1,669,830
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,390	1,300,137
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	$3,000	$ 3,401,640
		$ 12,550,398
Education — 6.8%
Arizona State University:
Green Bonds, 5.00%, 7/1/42	$2,000	$ 2,093,900
Green Bonds, 5.00%, 7/1/43	2,100	2,284,779
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/23	100	99,994
4.00%, 6/15/24	120	120,066
4.00%, 6/15/25	110	110,194
4.00%, 6/15/26	110	110,530
4.00%, 6/15/27	80	80,527
4.00%, 6/15/28	125	126,036
4.00%, 6/15/30	100	100,280
4.00%, 6/15/31	100	99,929
Clifton Higher Education Finance Corp., TX, (Idea Public Schools), 5.00%, 8/15/28	50	54,376
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/31(1)	1,000	1,014,210
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,062,330
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,150,521
Kansas Development Finance Authority, (Wichita State University), 3.00%, 6/1/31	1,825	1,819,470
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), 4.00%, 7/1/31(1)	250	228,508
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(1)	500	432,485
Massachusetts Development Finance Agency, (Northeastern University):
5.00%, 10/1/33	1,000	1,208,820
5.00%, 10/1/34	1,000	1,200,260
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	2,250	2,231,617
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
Green Bonds, 5.00%, 10/1/28	600	669,378
Green Bonds, 5.00%, 10/1/29	635	719,582
Green Bonds, 5.00%, 10/1/30	445	510,393
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	670	679,172
Montgomery County Industrial Development Authority, PA, (Germantown Academy), 4.00%, 10/1/36	450	422,734
Ohio State University, 5.00%, 12/1/29	1,915	2,233,790

Calvert
Responsible Municipal Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	$1,550	$ 1,570,041
Public Finance Authority, WI, (Coral Academy of Science Las Vegas):
4.00%, 7/1/31	325	318,929
4.00%, 7/1/41	1,000	880,940
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(1)	860	804,840
University of South Carolina, 5.00%, 5/1/46	2,485	2,716,180
University of Utah:
Green Bonds, 5.00%, 8/1/35	2,000	2,371,080
Green Bonds, 5.00%, 8/1/37	1,150	1,335,196
		$30,861,087
Electric Utilities — 3.1%
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	$2,000	$2,046,060
4.00%, 9/1/40	2,000	2,026,520
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	1,000	1,123,610
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	2,000	2,188,240
Sacramento Municipal Utility District, CA, 4.00%, 8/15/45	5,000	5,043,650
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,123,102
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	726,657
		$14,277,839
Escrowed/Prerefunded — 1.8%
Build NYC Resource Corp., NY, (YMCA of Greater New York), Prerefunded to 8/1/25, 4.00%, 8/1/36	$1,915	$1,984,132
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, Prerefunded to 11/1/25, 4.00%, 11/1/33	1,100	1,143,593
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/35	1,000	1,064,450
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/45	2,500	2,661,125
Massachusetts Water Resources Authority, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/40	1,000	1,089,910
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85	98,808
		$8,042,018
General Obligations — 21.8%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$3,379,020
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	4,085,760
Bexar County, TX, Prerefunded to 6/15/25, 4.00%, 6/15/32	2,000	2,063,260
Broward County School District, FL, 5.00%, 7/1/27	5,155	5,708,389
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California:
4.00%, 9/1/32	$1,000	$ 1,044,920
5.00%, 9/1/35	4,000	4,776,760
5.00%, 9/1/42	1,500	1,626,705
Chicago Board of Education, IL, 5.00%, 12/1/30	2,500	2,596,125
Connecticut:
5.00%, 9/15/28	1,000	1,136,420
Green Bonds, 5.00%, 11/15/31	1,000	1,034,140
Social Bonds, 5.00%, 11/15/36	5,000	5,796,250
Corvallis School District No. 509J, OR, 5.00%, 6/15/26	3,790	4,103,964
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,174,060
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	1,009,870
Harris County Flood Control District, TX, Sustainability Bonds, 5.00%, 10/1/35	1,250	1,477,225
Hawaii, 4.00%, 10/1/34	2,000	2,059,640
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	2,300	2,318,032
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,654,475
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,342,880
5.25%, 8/1/40	1,200	1,388,892
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,527,379
Los Angeles Community College District, CA, (Election of 2008):
5.00%, 8/1/36	2,000	2,403,040
5.00%, 8/1/37	3,000	3,574,560
Los Angeles Unified School District, CA, Sustainability Bonds, 5.25%, 7/1/47	5,000	5,736,200
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,106,720
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,154,020
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,770,384
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,109,050
New York, NY, (SPA: Barclays Bank PLC), 3.65%, 10/1/46(2)	3,000	3,000,000
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,175	1,009,772
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,287,750
Rhode Island and Providence Plantations, 4.00%, 4/1/34	2,650	2,763,632
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	5,000	5,194,200
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/26	1,000	1,092,260
Green Bonds, 5.00%, 8/1/27	1,000	1,121,240
Green Bonds, 5.00%, 8/1/28	1,000	1,148,590
Green Bonds, 5.00%, 8/1/33	1,000	1,115,180
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,595,430

Calvert
Responsible Municipal Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Texas, (AMT), 5.00%, 8/1/34	$3,185	$ 3,706,830
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,072,230
		$ 99,265,254
Hospital — 5.5%
Colorado Health Facilities Authority, (Craig Hospital):
5.00%, 12/1/26	$1,010	$ 1,078,155
5.00%, 12/1/27	1,075	1,167,321
5.00%, 12/1/28	1,125	1,241,415
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	5,000	5,304,500
Idaho Health Facilities Authority, (St. Luke's Health System):
4.00%, 3/1/39	710	693,940
4.00%, 3/1/40	845	821,010
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,163,584
4.00%, 4/1/36	2,520	2,377,318
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	3,000	3,041,370
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	532,325
Michigan Finance Authority, (Beaumont Health Credit Group):
4.00%, 11/1/46	2,000	1,903,480
5.00%, 11/1/44	2,500	2,545,525
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00%, 6/1/27	1,000	1,089,110
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,242,060
		$25,201,113
Housing — 13.9%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/28	$350	$390,436
Social Bonds, 5.00%, 12/1/28	400	450,480
Social Bonds, 5.00%, 6/1/29	440	498,696
Social Bonds, 5.00%, 12/1/29	360	411,325
California Housing Finance Agency, Social Bonds, 4.00%, 4/1/45	5,000	4,965,950
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240	1,326,527
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	1,250	1,134,637
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	3,000	2,958,090
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,892,604
Security	Principal Amount (000's omitted)	Value
Housing (continued)
District of Columbia Housing Finance Agency, (Paxton), 4.00% to 9/1/25 (Put Date), 9/1/40	$3,750	$ 3,812,700
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,044,572
4.00%, 5/15/34	1,145	1,166,171
Indiana Housing and Community Development Authority, SFMR:
(GNMA), (FNMA), (FHLMC), Social Bonds, 4.35%, 7/1/37	1,000	1,018,900
(GNMA), (FNMA), (FHLMC), Social Bonds, 4.60%, 7/1/42	1,000	1,015,820
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,615	1,570,652
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,527,955
4.35%, 7/1/50	1,000	951,290
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,065,520
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	750	743,955
(GNMA), (FNMA), (FHLMC), Social Bonds, 4.40%, 12/1/38	1,475	1,520,194
(GNMA), (FNMA), (FHLMC), Social Bonds, 4.70%, 12/1/43	2,000	2,059,720
Sustainability Bonds, 2.30%, 12/1/24	1,500	1,479,495
Sustainability Bonds, 2.80%, 12/1/26	1,000	987,080
Sustainability Bonds, 4.00%, 12/1/25	2,500	2,564,475
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,620	3,723,460
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	3,430	3,177,826
3.80%, 11/1/30	980	986,537
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,802,178
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	905,611
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	3,000	3,013,500
New York Housing Finance Agency:
Sustainability Bonds, (GNMA), (FNMA), (FHLMC), (SONYMA), 2.85%, 11/1/39	1,980	1,670,288
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	2,000	1,938,720
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	928,605
Social Bonds, 0.95%, 10/1/28	1,125	988,560
Social Bonds, 4.30%, 10/1/42	3,000	2,968,980
Social Bonds, 4.40%, 10/1/38	1,500	1,542,615
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	665	677,050
5.00%, 6/1/29	365	372,727

Calvert
Responsible Municipal Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Utah Housing Corp., 4.00%, 1/1/36	$755	$ 750,470
		$ 63,004,371
Industrial Development Revenue — 1.6%
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	$2,000	$ 2,014,180
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850	837,751
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(1)	2,000	1,900,600
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,955	1,477,550
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	986,190
		$7,216,271
Insured - Education — 0.4%
New York Dormitory Authority, (School Districts Financing Program):
(BAM), 5.00%, 10/1/25	$1,000	$1,057,880
(BAM), 5.00%, 10/1/28	750	848,160
		$1,906,040
Insured - General Obligations — 0.5%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$930,770
Riverside Elementary School District No. 2, AZ, (AGM), 5.00%, 7/1/33	1,000	1,188,040
		$2,118,810
Insured - Hospital — 0.2%
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (Temple University Health System Obligated Group):
(AGM), 5.00%, 7/1/35	$500	$559,575
(AGM), 5.00%, 7/1/36	250	276,748
		$836,323
Insured - Solid Waste — 0.5%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/25	$1,465	$1,539,876
Green Bonds, (AGM), (AMT), 5.00%, 9/1/28	485	542,589
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	15	16,797
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	16,948
		$2,116,210
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.2%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$ 1,029,220
		$ 1,029,220
Insured - Water and Sewer — 0.9%
Eagle River Water and Sanitation District, CO, (AGM), 4.00%, 12/1/52	$2,000	$ 1,916,760
Fort Wayne, IN, Sewage Works Revenue:
Green Bonds, (BAM), 5.00%, 8/1/28	1,020	1,142,553
Green Bonds, (BAM), 5.00%, 8/1/29	975	1,111,734
		$ 4,171,047
Lease Revenue/Certificates of Participation — 2.0%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/38	$2,360	$2,404,651
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500	511,525
4.00%, 10/1/35	600	611,316
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,577,520
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,500	3,963,260
		$9,068,272
Other Revenue — 4.4%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$1,190	$1,294,006
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,500	1,568,175
California Community Choice Financing Authority, Green Bonds, 4.00% to 12/1/27 (Put Date), 10/1/52	2,000	1,995,880
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.32%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(3)	2,630	2,600,465
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), Prerefunded to 10/1/25, 5.00%, 10/1/34	2,000	2,130,220
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,173,826
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,448,493
Green Bonds, 5.00%, 9/1/36	1,445	1,577,882
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,021,780
4.45%, 11/1/36	1,000	1,037,870

Calvert
Responsible Municipal Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	$1,000	$ 1,179,660
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	3,000	2,934,300
		$ 19,962,557
Senior Living/Life Care — 0.4%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$ 1,877,438
		$ 1,877,438
Special Tax Revenue — 3.6%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	$2,000	$ 2,191,980
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Series 2017A, Green Bonds, 5.00%, 11/15/35	1,000	1,082,630
Series 2017B, Green Bonds, 5.00%, 11/15/35	2,275	2,488,691
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 3.65%, 8/1/39(2)	3,000	3,000,000
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000	1,210,910
Triborough Bridge and Tunnel Authority, NY:
Green Bonds, 4.00%, 11/15/29	2,000	2,211,500
Green Bonds, 4.00%, 11/15/30	2,000	2,235,920
Green Bonds, 5.00%, 11/15/32	1,500	1,816,200
		$16,237,831
Student Loan — 1.2%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/30	$3,000	$3,365,790
Massachusetts Educational Financing Authority:
(AMT), 5.00%, 7/1/30	1,000	1,101,280
(AMT), 5.00%, 7/1/31	1,000	1,124,020
		$5,591,090
Transportation — 6.2%
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/34	$5,000	$5,652,950
Green Bonds, (AMT), 5.00%, 5/15/38(4)	1,800	1,978,578
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,629,984
Massachusetts Port Authority, Green Bonds, (AMT), 5.00%, 7/1/35	4,000	4,510,320
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/50	1,000	1,092,440
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,349,820
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/30	$1,375	$ 1,616,862
Port of Portland, OR, (Portland International Airport), Green Bonds, (AMT), 5.25%, 7/1/39	1,500	1,687,620
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,485,760
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 4.00%, 11/15/33	1,000	1,120,850
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 4.125%, 7/15/47	2,000	1,987,640
		$ 28,112,824
Water and Sewer — 12.1%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	$2,000	$ 2,197,220
Beaverton, OR, Water Revenue, 5.00%, 4/1/27	1,490	1,641,935
Discovery Clean Water Alliance, WA, Sewer Revenue:
5.00%, 12/1/33	2,180	2,611,030
5.00%, 12/1/34	2,290	2,711,658
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/35	1,000	1,103,160
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/30	1,000	1,080,530
Green Bonds, 5.00%, 10/1/36	1,000	1,066,050
Green Bonds, 5.00%, 10/1/44	3,000	3,244,020
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/40	1,000	1,152,810
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000	1,128,290
Green Bonds, 5.00%, 6/1/38	2,000	2,160,360
Massachusetts Clean Water Trust, Green Bonds, 5.00%, 2/1/43	3,000	3,409,380
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/32	1,500	1,656,045
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47	1,000	1,107,970
(SPA: Barclays Bank PLC), 3.65%, 6/15/53(2)	4,500	4,500,000
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,145,550
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 6/1/35	1,000	1,170,540
San Diego County Water Authority, CA, Green Bonds, 4.00%, 5/1/36	5,000	5,387,600
Santa Clara Valley Water District, CA:
5.00%, 8/1/42	1,000	1,149,360
5.00%, 8/1/47	5,000	5,636,100
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,447,675

Calvert
Responsible Municipal Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Tampa Bay Water, FL, Sustainability Bonds, 5.25%, 10/1/47	$3,500	$ 3,958,955
Tampa, FL, Water and Wastewater Systems Revenue, Green Bonds, 5.00%, 10/1/41	2,000	2,292,280
		$ 54,958,518
Total Tax-Exempt Municipal Obligations (identified cost $406,443,764)		$408,404,531

Taxable Municipal Obligations — 4.9%

Security	Principal Amount (000's omitted)	Value
Education — 0.8%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 555,276
1.99%, 4/1/26	550	494,725
2.19%, 4/1/27	600	525,324
2.38%, 4/1/28	1,190	1,017,402
2.50%, 4/1/29	1,000	833,430
		$ 3,426,157
Electric Utilities — 0.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(1)	$745	$693,729
Green Bonds, 2.52%, 11/1/28(1)	1,205	1,071,197
		$1,764,926
General Obligations — 1.5%
Alameda County, CA, Social Bonds, 3.36%, 8/1/24	$2,000	$1,972,220
Detroit, MI:
Social Bonds, 2.017%, 4/1/23	375	375,000
Social Bonds, 2.189%, 4/1/24	500	475,750
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	339,981
1.802%, 8/1/31	400	321,416
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,065,970
Tustin Unified School District, CA, 1.554%, 8/1/29	535	440,647
		$6,990,984
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$520,474
		$520,474
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$ 439,980
		$ 439,980
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$ 138,759
(AGM), 2.005%, 7/1/27	185	164,733
(AGM), 2.429%, 7/1/29	275	238,112
(AGM), 2.679%, 7/1/31	350	294,987
		$836,591
Lease Revenue/Certificates of Participation — 0.3%
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	$500	$501,910
Green Bonds, 5.298%, 3/1/32	500	508,630
Green Bonds, 5.397%, 3/1/33	500	512,375
		$1,522,915
Senior Living/Life Care — 0.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(1)	$350	$320,078
		$320,078
Special Tax Revenue — 1.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.02%, 6/1/24	$1,000	$967,680
Social Bonds, 2.211%, 6/1/25	1,500	1,421,760
Social Bonds, 2.361%, 6/1/26	2,000	1,867,420
Massachusetts, Special Obligation Bonds, Social Bonds, 3.564%, 7/15/23	1,500	1,495,095
		$5,751,955
Water and Sewer — 0.1%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$630,670
		$630,670
Total Taxable Municipal Obligations (identified cost $23,760,353)		$22,204,730

Calvert
Responsible Municipal Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(5)	884,544	$ 884,544
Total Short-Term Investments (identified cost $884,544)		$ 884,544
Total Investments — 99.2% (identified cost $452,063,731)		$450,883,957
Other Assets, Less Liabilities — 0.8%		$ 3,669,048
Net Assets — 100.0%		$454,553,005

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $8,622,369 or 1.9% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
(3)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(4)	When-issued security.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

At March 31, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California24.0%
New York10.5%
Others, representing less than 10% individually62.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 2.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.8% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(94)	Short	6/21/23	$(10,802,656)	$(315,854)
					$(315,854)

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

Calvert
Responsible Municipal Income Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

SONYMA	– State of New York Mortgage Agency
SPA	– Standby Bond Purchase Agreement
At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $884,544, which represents 0.2% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,785,252	$29,126,650	$(35,027,358)	$ —	$ —	$884,544	$52,588	884,544

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$9,690,789	$ —	$9,690,789
Tax-Exempt Mortgage-Backed Securities	—	9,699,363	—	9,699,363
Tax-Exempt Municipal Obligations	—	408,404,531	—	408,404,531
Taxable Municipal Obligations	—	22,204,730	—	22,204,730
Short-Term Investments	884,544	—	—	884,544
Total Investments	$884,544	$449,999,413	$ —	$450,883,957
Liability Description
Futures Contracts	$(315,854)	$ —	$ —	$(315,854)
Total	$(315,854)	$ —	$ —	$(315,854)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.